DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
DUE TO RELATED PARTIES
Schedule Of Due to related parties
	December 31,	December 31,	December 31,
Creditor	2023	2022	2021
Occupancy costs payable to Bruce Abbott and David Lifschultz for use of Mamaroneck New York property from January 1, 2018 to September 30, 2020	$46,875	$46,875	$46,875
Totals	$46,875	$46,875	$46,875